FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	$ 421	$ (130)
Investment properties
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	1,021	960
GGP warrants
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	(268)	(110)
Impairment
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	(98)	(771)
Provisions
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	(246)	(99)
Transaction related gains (losses), net of deal costs
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	637	(148)
Financial contracts
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	(600)	65
Other fair value changes
Components of Fair Value Gain (Loss) [Line Items]
Fair value changes in net income	$ (25)	$ (27)